Revenue - Significant Changes in Contract Assets and Contract Liabilities Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract assets:
Beginning balance	$ 0	$ 0	$ 0
Increase due to unbilled and recognized as revenue in excess of billings during the period, net of amounts transferred to receivables	11,253	0	0
Ending balance	11,253	0	0
Contract liabilities:
Beginning balance	19,164	20,911	16,835
Revenue recognized that was included in the contract liabilities beginning balance	(12,182)	(3,149)	(7,393)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	21,156	1,402	11,725
Customer deposits reclassified to refund liabilities	(6,083)	0	0
Ending balance	22,055	19,164	20,911
Impact of Adoption
Contract liabilities:
Beginning balance	0	(256)
Ending balance	$ 0	$ 0	$ (256)